Shareholder Report, Holdings (Details)	Dec. 31, 2024
Variable Portfolio – Managed Risk U.S. Fund Class 1 | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Variable Portfolio – Managed Risk U.S. Fund Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Variable Portfolio – Managed Risk U.S. Fund Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Variable Portfolio – Managed Risk U.S. Fund Class 1 | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Variable Portfolio – Managed Risk U.S. Fund Class 1 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Variable Portfolio – Managed Risk U.S. Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Portfolio – Managed Risk U.S. Fund Class 1 | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Variable Portfolio – Managed Risk U.S. Fund Class 1 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Variable Portfolio – Managed Risk U.S. Fund Class 1 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Portfolio – Managed Risk U.S. Fund Class 1 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Variable Portfolio – Managed Risk U.S. Fund Class 1 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Portfolio – Managed Risk U.S. Fund Class 2 | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Variable Portfolio – Managed Risk U.S. Fund Class 2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Variable Portfolio – Managed Risk U.S. Fund Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Variable Portfolio – Managed Risk U.S. Fund Class 2 | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Variable Portfolio – Managed Risk U.S. Fund Class 2 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Variable Portfolio – Managed Risk U.S. Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Portfolio – Managed Risk U.S. Fund Class 2 | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Variable Portfolio – Managed Risk U.S. Fund Class 2 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Variable Portfolio – Managed Risk U.S. Fund Class 2 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Portfolio – Managed Risk U.S. Fund Class 2 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Variable Portfolio – Managed Risk U.S. Fund Class 2 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%